BATTERY MATERIAL PLANT PROJECT EXPENSES	9 Months Ended
Sep. 30, 2021
Battery Material Plant Project Expenses
BATTERY MATERIAL PLANT PROJECT EXPENSES

12.	BATTERY MATERIAL PLANT PROJECT EXPENSES

	For the three-month periods ended		For the nine-month periods ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	$	$	$	$
Wages and benefits	191	139	503	437
Engineering	1,069	549	1,627	1,870
Professional fees	255	441	677	637
Materials, consumables, and supplies	117	26	418	33
Subcontracting	52	71	141	305
Depreciation and amortization	42	-	127	-
Other	7	(20)	23	38
Grants	(719)	(394)	(1,311)	(1,264)
Battery Material Plant project expenses	1,014	812	2,205	2,056

The wages and benefits are net of the grants received as part of the Canada Emergency Wage Subsidy program of il and $81 for the three and nine-month periods ended September 30, 2021, respectively (three and nine-month periods ended September 30, 2020: $54 and $101).